INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Abstract]
Current income taxes	$ (99)	$ (77)		$ (164)	$ (163)
Deferred income taxes	18	(8)		109	(9)
Income tax expense	$ (81)	$ (85)	[1]	$ (55)	$ (172)	[1]
Effective tax rate (as a percent)	(39.70%)	(41.70%)		(275.00%)	(41.20%)

[1]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).